10. FAIR VALUE VALUATION (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Fair Value Measurements Liabilities
Convertible debentures	$ 18,985,556	$ 8,776,231
Note payable	8,251,937	747,663
Level 1
Fair Value Measurements Liabilities
Convertible debentures	0	0
Note payable	0	0
Level 2
Fair Value Measurements Liabilities
Convertible debentures	18,985,556	8,776,231
Note payable	8,251,937	747,663
Level 3
Fair Value Measurements Liabilities
Convertible debentures	0	0
Note payable	$ 0	$ 0